Stock and Stock Option Plans - Valuation Assumptions of Stock Options (Detail)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average expected volatility	55.10%	65.00%	65.00%
Expected dividend yield	0.00%	0.00%	0.00%
Risk-free interest rate	1.32%	1.94%	2.43%
Expected term (in years)	6 years	5 years 4 months 24 days	5 years 4 months 24 days